Financial Instruments and Related Risk Management (Summary of Available Credit Facilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Amount Outstanding and Committed	$ 4	$ 4